Earnings (Loss) Per Share (Details 1) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Series B preferred shares [Member]
Computation of diluted net earnings (loss) anti-dilutive amount			29,426,129
Series C-1 preferred shares [Member]
Computation of diluted net earnings (loss) anti-dilutive amount			24,711,296